Supplementary Financial Statement Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Supplementary Financial Statement Information [Line Items]
Revenue recognition, percentage	100.00%
Revenue recognized in contract liability	$ 387
Write down		$ 229
Shares options exercisable into ordinary shares that have zero effect under the treasury stock method	1,232,473
Share Options [Member]
Supplementary Financial Statement Information [Line Items]
Shares exercisable into ordinary shares	73,194